Share Based Payment (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares
January 18, 2016 [Member]
Statement Line Items [Line Items]
Options amount | shares	443,460	[1],[2]
Exercise price	$ 0.3985
Fair value at the date of grant | $	$ 1,002
Volatility	59.22%
Risk free interest	3.08%
Expected term	10 years
August 28, 2016 [Member]
Statement Line Items [Line Items]
Options amount | shares	779,296
Exercise price	$ 5.137
Fair value at the date of grant | $	$ 607
Volatility	59.22%
Risk free interest	1.62%
Expected term	10 years
August 28, 2016 [Member]
Statement Line Items [Line Items]
Options amount | shares	50,000
Exercise price	$ 5.137
Fair value at the date of grant | $	$ 26
Volatility	59.22%
Risk free interest	0.96%
Expected term	3 years
September 15, 2016 [Member]
Statement Line Items [Line Items]
Options amount | shares	171,408	[3]
Exercise price	$ 4.887
Fair value at the date of grant | $	$ 102
Volatility	59.22%
Risk free interest	1.99%
Expected term	10 years
March 29, 2017 [Member]
Statement Line Items [Line Items]
Options amount | shares	747,896	[4]
Fair value at the date of grant | $	$ 655
Volatility	47.40%
Risk free interest	2.31%
Expected term	10 years
March 29, 2017 [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	$ 6.371
March 29, 2017 [Member] | Top of range [Member]
Statement Line Items [Line Items]
Exercise price	$ 6.588
July 24, 2017 [Member]
Statement Line Items [Line Items]
Options amount | shares	641,744
Exercise price	$ 6.976
Fair value at the date of grant | $	$ 784
Volatility	68.07%
Risk free interest	2.05%
Expected term	10 years
August 8, 2017 [Member]
Statement Line Items [Line Items]
Options amount | shares	100,000
Exercise price	$ 7.50
Fair value at the date of grant | $	$ 85
Volatility	68.03%
Risk free interest	1.95%
Expected term	6 months
August 29, 2017 [Member]
Statement Line Items [Line Items]
Options amount | shares	500,000
Exercise price	$ 5.655
Fair value at the date of grant | $	$ 473
Volatility	68.17%
Risk free interest	1.81%
Expected term	10 years
November 27, 2017 [Member]
Statement Line Items [Line Items]
Options amount | shares	305,008
Exercise price	$ 4.30
Fair value at the date of grant | $	$ 163
Volatility	65.80%
Risk free interest	1.98%
Expected term	10 years
June 20, 2018 [Member]
Statement Line Items [Line Items]
Options amount | shares	670,048
Fair value at the date of grant | $	$ 130
Volatility	75.50%
Risk free interest	2.24%
Expected term	10 years
June 20, 2018 [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price	$ 1.49
June 20, 2018 [Member] | Top of range [Member]
Statement Line Items [Line Items]
Exercise price	$ 2.97
June 20, 2018 [Member]
Statement Line Items [Line Items]
Options amount | shares	230,000
Exercise price	$ 1.43
Fair value at the date of grant | $	$ 72
Volatility	75.30%
Risk free interest	2.24%
Expected term	10 years

[1]	Originally 1,178,000 were granted by Safe-T, and then were replaced with 443,460 options of the Company
[2]	Outofwhich 143,322 options were granted to the CEO and 12,799 options to an employee, who is a relative of the Chairman of the Board of Directors
[3]	Outofwhich 131,840 options granted to the Company's CEO, 28,240 options granted to a member of the Company's Board of Directors and 11,328 options granted to an employee, who is a relative of the Chairman of the Board of Directors.
[4]	Outofwhich 100,000 options were granted to the Company's CEO at an exercise price of 6.588 NIS and approved by the Company's shareholders on August 8, 2017.